Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of inventories

(a)	Composition
	2021	2020
Finished products	157,285	94,033
Semi-finished products	60,315	56,335
Raw materials (i)	90,087	66,278
Auxiliary materials and consumables	94,564	68,950
Inventory provisions	(29,749)	(29,074)
	372,502	256,522

Schedule of changes in the provision for obsolescence

(b)	Changes in the provision of the year
	2021	2020
Balance at the beginning of the year	(29,074)	(28,398)
Additions	(15,094)	(11,439)
Reversals	13,986	9,647
Exchange variation gains	433	1,116
Balance at the end of the year	(29,749)	(29,074)